Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
OPERATING ACTIVITIES
Net income	$ 31,277	$ 26,879	$ 23,838
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	4,544	4,101	3,628
Amortization of intangible assets	40,179	33,477	30,001
Stock-based compensation expense (Note 16)	3,710	2,807	2,022
Other non-cash operating activities	71	(784)	(1,028)
Deferred tax expense	2,191	1,297	3,640
Deferred tax charge	(49)	(31)	358
Accounts receivable
Trade	(135)	(1,963)	2,727
Other	(451)	16	(212)
Prepaid expenses and other	(4,466)	(1,772)	(64)
Inventory	74	52	2
Accounts payable	(1,065)	1,428	(317)
Accrued liabilities	2,570	(592)	3,674
Income taxes payable	(2,423)	6,326	1,431
Deferred revenue	2,047	902	2,883
Cash provided by operating activities	78,074	72,143	72,583
INVESTING ACTIVITIES
Purchase of marketable securities			(241)
Sale of marketable securities			6,140
Additions to property and equipment	(5,244)	(5,086)	(4,914)
Acquisition of subsidiaries, net of cash acquired (Note 3)	(67,932)	(111,867)	(71,348)
Cash used in investing activities	(73,176)	(116,953)	(70,363)
FINANCING ACTIVITIES
Proceeds from borrowing on the credit facility	68,468	80,000	10,801
Credit facility repayments	(78,659)	(43,000)	(10,200)
Payment of debt issuance costs			(957)
Issuance of common shares for cash, net of issuance costs	345	1,003	145
Payment of contingent consideration	(1,531)
Cash (used in) provided by financing activities	(11,377)	38,003	(211)
Effect of foreign exchange rate changes on cash	(1,368)	3,817	(1,087)
(Decrease) increase in cash	(7,847)	(2,990)	922
Cash, beginning of year	35,145	38,135	37,213
Cash, end of year	27,298	35,145	38,135
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	1,712	680	64
Cash paid during the year for income taxes	$ 7,862	$ 3,887	$ 3,861